Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2011
Registrant Name	dei_EntityRegistrantName	UNIVERSAL INSTITUTIONAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0001011378
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2012
Emerging Markets Debt Portfolio (First Prospectus Summary) | Emerging Markets Debt Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMDX
Emerging Markets Equity Portfolio (First Prospectus Summary) | Emerging Markets Equity Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMEX
US Real Estate Portfolio (First Prospectus Summary) | US Real Estate Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UUSRX
Global Tactical Asset Allocation Portfolio (First Prospectus Summary) | Global Tactical Asset Allocation Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UIMPX
Global Tactical Asset Allocation Portfolio (Second Prospectus Summary) | Global Tactical Asset Allocation Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGTPX
Mid Cap Growth Portfolio (First Prospectus Summary) | Mid Cap Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMGPX
Growth Portfolio (First Prospectus Summary) | Growth Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEGIX
Core Plus Fixed Income Portfolio (First Prospectus Summary) | Core Plus Fixed Income Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UFIPX
Core Plus Fixed Income Portfolio (Second Prospectus Summary) | Core Plus Fixed Income Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UCFIX
Emerging Markets Debt Portfolio (Second Prospectus Summary) | Emerging Markets Debt Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEDBX
Emerging Markets Equity Portfolio (Second Prospectus Summary) | Emerging Markets Equity Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEMBX
Global Franchise Portfolio (Prospectus Summary) | Global Franchise Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGIIX
Global Real Estate Portfolio (Prospectus Summary) | Global Real Estate Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UGETX
Mid Cap Growth Portfolio (Second Prospectus Summary) | Mid Cap Growth Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UMGTX
US Real Estate Portfolio (Second Prospectus Summary) | US Real Estate Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USRBX
Small Company Growth Portfolio (Prospectus Summary) | Small Company Growth Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USIIX
Growth Portfolio (Second Prospectus Summary) | Growth Portfolio | Class II
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UEGTX